Fair Value Measurements - Summary of quantitative information regarding Level 3 fair value measurement inputs of Warrants (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	1 month 27 days
Volatility	65.00%
Risk-free rate	0.03%
Dividend yield	0.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		1 year 9 months	3 months 21 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility		29.60%	55.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate		0.14%	0.10%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield		0.00%	0.00%